Other operating income	9 Months Ended
Sep. 30, 2020
Other operating income
Other operating income

Note 3 – Other operating income

Recognized other operating income can be specified as follows:

DKK thousand	Q3 2020	Q3 2019	Q1-Q3 2020	Q1-Q3 2019

Bargain purchase	36,692	—	36,692	—
Other	174	89	1,032	384
Total other operating income	36,866	89	37,724	384

The bargain purchase recognized is relating to Valeritas business described in note 20 on business combinations.